AXA PREMIER VIP TRUST – MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

SUPPLEMENT DATED AUGUST 6, 2012 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus dated May 1, 2012, as supplemented, of the Multimanager Aggressive Equity Portfolio of the AXA Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or by visiting the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a portfolio manager change to the Multimanager Aggressive Equity Portfolio (the “Portfolio”).

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The legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated May 1, 2012, as supplemented May 1, 2012, May 4, 2012, June 14, 2012, July 5, 2012, July 19, 2012, July 31, 2012, August 1, 2012 and August 6, 2012, and Statement of Additional Information (“SAI”), dated May 1, 2012, as supplemented May 1, 2012, May 4, 2012, July 19, 2012 and August 6, 2012, and the Portfolio’s audited financial statements included in its annual report to shareholders dated December 31, 2011, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

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Effective as of August 1, 2012, the following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: Legg Mason Capital Management, LLC – Portfolio Managers” of the Summary Prospectus:

Name	Title	Date Began Managing a Portion of the Portfolio
Robert G. Hagstrom, Jr.	Senior Vice President	June 2005
Gibboney Huske, CFA®	Vice President and Portfolio Manager	August 2012

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Effective on or about September 30, 2012, Gibboney Huske will assume sole portfolio management responsibilities for the Legg Mason Capital Management, LLC (“Legg Mason”) allocated portion of the Portfolio. Therefore, the information regarding Mr. Hagstrom in the section entitled “Who Manages the Portfolio – Sub-adviser: Legg Capital Management, LLC – Portfolio Manager” of the Summary Prospectus will be hereby deleted in its entirety effective October 1, 2012.